Employee Benefit Plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 49
Recognition of prior years’ net (loss)	(71)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive (income) loss (before tax effects)	(22)
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	110
Recognition of prior years’ net (loss)	(18)
Recognition of prior years’ service credit	(1)
Foreign exchange adjustment	1
Total recognized in other comprehensive (income) loss (before tax effects)	92
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(7)
Recognition of prior years’ net (loss)	(8)
Recognition of prior years’ service credit	10
Total recognized in other comprehensive (income) loss (before tax effects)	(5)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(1)
Recognition of prior years’ net (loss)	0
Recognition of prior years’ service credit	0
Foreign exchange adjustment	0
Total recognized in other comprehensive (income) loss (before tax effects)	$ (1)